VESSELS UNDER CAPITAL LEASE, NET	6 Months Ended
Jun. 30, 2017
Leases [Abstract]
VESSELS UNDER CAPITAL LEASE, NET
VESSELS UNDER CAPITAL LEASE, NET

(in thousands of $)	Cost	Accumulated Depreciation	Net Carrying Value
Balance at December 31, 2016	607,449	(71,016)	536,433
Lease termination	(47,188)	3,394
Depreciation		(36,046)
Impairment	(44,440)	23,193
Balance at June 30, 2017	515,821	(80,475)	435,346

In March 2017, the lease with Ship Finance for the 1998-built VLCC Front Century was terminated upon the sale and delivery of the vessel to a third party. The Company recorded a gain on this lease termination of $20.6 million in the first quarter of 2017.

In the three months ended March 31, 2017 the Company recorded an impairment loss of $21.2 million in respect of four vessels leased in from Ship Finance.

In May 2017, the Company agreed with Ship Finance to terminate the long term charters for the 2000 built VLCC Front Scilla and the 1998 built Suezmax tanker Front Brabant upon the sale and delivery of the vessels by Ship Finance to unrelated third parties. The charters with Ship Finance terminated in the second quarter. The Company recorded a loss on termination of $12.2 million in the second quarter.